UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                     Oppenheimer Pennsylvania Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

           Date of reporting period: August 1, 2004 - January 31, 2005
                                     ---------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

------------------------------------------------------
TOP TEN INDUSTRIES
------------------------------------------------------
Tobacco Settlements                             24.1%
------------------------------------------------------
Hospital/Health Care                            10.9
------------------------------------------------------
Adult Living Facilities                          8.3
------------------------------------------------------
Higher Education                                 7.6
------------------------------------------------------
Not-for-Profit Organization                      6.2
------------------------------------------------------
Electric Utilities                               5.7
------------------------------------------------------
Resource Recovery                                5.6
------------------------------------------------------
Single Family Housing                            4.4
------------------------------------------------------
Pollution Control                                4.2
------------------------------------------------------
Manufacturing, Durable Goods                     4.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[PIE CHART]
CREDIT ALLOCATION

o AAA              8.0%
o AA               6.2
o A                6.0
o BBB             57.4
o BB               4.5
o B                5.3
o CCC              1.4
o Not Rated       11.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------

                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
                             (8/1/04)         (1/31/05)       JANUARY 31, 2005

--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,089.50       $4.26
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,021.06        4.12
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,084.50        8.31
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,017.19        8.04
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,084.50        8.31
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,017.19        8.04

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.81%
------------------------
Class B        1.58
------------------------
Class C        1.58
--------------------------------------------------------------------------------

                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON        MATURITY               SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--101.1%
------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--69.5%
 $   20,000   Allegheny County Airport
              (Pittsburgh International Airport)                    5.250%       01/01/2016           $     21,037
------------------------------------------------------------------------------------------------------------------
  1,500,000   Allegheny County HDA (The Covenant at South Hills)    8.625        02/01/2021                978,540
------------------------------------------------------------------------------------------------------------------
    180,000   Allegheny County HDA (The Covenant at South Hills)    8.750        02/01/2031                117,340
------------------------------------------------------------------------------------------------------------------
    420,000   Allegheny County HDA
              (West Penn Allegheny Health System)                   9.250        11/15/2015                488,460
------------------------------------------------------------------------------------------------------------------
  1,100,000   Allegheny County HDA
              (West Penn Allegheny Health System)                   9.250        11/15/2022              1,279,300
------------------------------------------------------------------------------------------------------------------
 12,640,000   Allegheny County HDA
              (West Penn Allegheny Health System)                   9.250        11/15/2030             14,700,320
------------------------------------------------------------------------------------------------------------------
    350,000   Allegheny County HDA RITES 1                         18.716 2      11/15/2030                592,389
------------------------------------------------------------------------------------------------------------------
  1,900,000   Allegheny County HDA RITES 1                         18.716 2      11/15/2030              3,215,826
------------------------------------------------------------------------------------------------------------------
  2,000,000   Allegheny County HEBA (Chatham College)               5.750        11/15/2028              2,115,440
------------------------------------------------------------------------------------------------------------------
  7,945,000   Allegheny County HEBA (Chatham College)               5.750        11/15/2035              8,382,531
------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County HEBA (Chatham College)               5.850        03/01/2022              1,052,870
------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County HEBA (Chatham College)               5.950        03/01/2032              1,039,950
------------------------------------------------------------------------------------------------------------------
     20,000   Allegheny County HEBA (Robert Morris College)         6.200        02/15/2010                 20,885
------------------------------------------------------------------------------------------------------------------
  2,125,000   Allegheny County HEBA (Robert Morris College)         6.250        02/15/2026              2,220,264
------------------------------------------------------------------------------------------------------------------
     30,000   Allegheny County HEBA (Thiel College)                 5.375        11/15/2029                 30,631
------------------------------------------------------------------------------------------------------------------
  1,775,000   Allegheny County IDA
              (Airport Special Facilities/U S Airways) 3,6          8.875        03/01/2021                 88,750
------------------------------------------------------------------------------------------------------------------
  1,145,000   Allegheny County IDA (Residential Resources)          5.700        09/01/2012              1,188,132
------------------------------------------------------------------------------------------------------------------
  4,845,000   Allegheny County IDA (Residential Resources)          6.600        09/01/2031              5,116,611
------------------------------------------------------------------------------------------------------------------
     40,000   Allegheny County IDA (The Bradley Center)             6.400        05/01/2010                 40,062
------------------------------------------------------------------------------------------------------------------
     10,000   Allegheny County IDA (USX Corp.)                      5.500        12/01/2029                 10,231
------------------------------------------------------------------------------------------------------------------
    105,000   Allegheny County IDA (USX Corp.)                      6.100        01/15/2018                111,748
------------------------------------------------------------------------------------------------------------------
     10,000   Allegheny County IDA (USX Corp.)                      6.100        07/15/2020                 10,653
------------------------------------------------------------------------------------------------------------------
  3,520,000   Allegheny County IDA (USX Corp.)                      6.700        12/01/2020              3,659,392
------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County Redevel. Authority
              (Pittsburgh Mills)                                    5.100        07/01/2014              1,045,210
------------------------------------------------------------------------------------------------------------------
  2,000,000   Allegheny County Redevel. Authority
              (Pittsburgh Mills)                                    5.600        07/01/2023              2,102,440
------------------------------------------------------------------------------------------------------------------
     65,000   Allegheny County Redevel. Authority (Robinson Mall)   6.875        11/01/2017                 69,141
------------------------------------------------------------------------------------------------------------------
      5,000   Allegheny County Residential Finance Authority        5.625        11/01/2023                  5,038
------------------------------------------------------------------------------------------------------------------
     10,000   Allegheny County Residential Finance Authority        5.950        11/01/2024                 10,641
------------------------------------------------------------------------------------------------------------------
     25,000   Allegheny County Residential Finance Authority        6.250        11/01/2016                 26,135
------------------------------------------------------------------------------------------------------------------
  8,000,000   Allegheny County Residential Finance Authority        7.000        11/01/2017              8,591,520
------------------------------------------------------------------------------------------------------------------
     70,000   Allegheny County Residential Finance Authority        7.100        05/01/2024                 70,094
------------------------------------------------------------------------------------------------------------------
     15,000   Allegheny County Sanitation Authority                 6.250        12/01/2014                 15,345
------------------------------------------------------------------------------------------------------------------
  2,750,000   Allentown Area Hospital Authority
              (Sacred Heart Health Care System)                     6.750        11/15/2014              2,781,240

                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON            MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
 $9,005,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)             7.625%          05/01/2025        $  9,310,540
------------------------------------------------------------------------------------------------------------------
  2,100,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)             7.750           07/15/2025           2,196,558
------------------------------------------------------------------------------------------------------------------
    740,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)             7.750           07/15/2025             771,028
------------------------------------------------------------------------------------------------------------------
    295,000   Beaver County IDA (J. Ray McDermott & Company)        6.800           02/01/2009             288,938
------------------------------------------------------------------------------------------------------------------
     30,000   Beaver County IDA (Ohio Edison Company)               5.450           09/15/2033              30,350
------------------------------------------------------------------------------------------------------------------
     50,000   Beaver County IDA (PA Power Company)                  5.450           09/15/2028              50,583
------------------------------------------------------------------------------------------------------------------
    130,000   Beaver County IDA (St. Joe Minerals Corp.)            6.000           05/01/2007             133,692
------------------------------------------------------------------------------------------------------------------
  7,740,000   Beaver County IDA (Toledo Edison Company)             7.625           05/01/2020           8,002,618
------------------------------------------------------------------------------------------------------------------
  2,120,000   Beaver County IDA (Toledo Edison Company)             7.750           05/01/2020           2,252,797
------------------------------------------------------------------------------------------------------------------
     30,000   Beaver County IDA (Toledo Edison Company)             7.750           05/01/2020              31,879
------------------------------------------------------------------------------------------------------------------
     15,000   Bedford County IDA (Brown Group)                      7.125           02/01/2009              14,999
------------------------------------------------------------------------------------------------------------------
  1,075,000   Blair County IDA (Village of PA State)                6.900           01/01/2022           1,128,105
------------------------------------------------------------------------------------------------------------------
  5,630,000   Blair County IDA (Village of PA State)                7.000           01/01/2034           5,887,685
------------------------------------------------------------------------------------------------------------------
    105,000   Bradford County IDA (International Paper Company)     5.900           12/01/2019             107,251
------------------------------------------------------------------------------------------------------------------
    220,000   Bradford County IDA (International Paper Company)     6.600           03/01/2019             224,985
------------------------------------------------------------------------------------------------------------------
    800,000   Bucks County IDA (Chandler Hall Health Care Facility) 6.300           05/01/2029             759,688
------------------------------------------------------------------------------------------------------------------
  1,000,000   Bucks County IDA (Pennswood Village)                  6.000           10/01/2027           1,059,670
------------------------------------------------------------------------------------------------------------------
  2,000,000   Bucks County IDA RITES 1                             14.801 2         09/01/2032           2,518,800
------------------------------------------------------------------------------------------------------------------
     30,000   Bucks County Redevel. Authority (Warminster Heights)  6.800           08/01/2012              30,491
------------------------------------------------------------------------------------------------------------------
    480,000   Butler County IDA (Greenview Gardens Apartments)      6.000           07/01/2023             471,322
------------------------------------------------------------------------------------------------------------------
    880,000   Butler County IDA (Greenview Gardens Apartments)      6.250           07/01/2033             861,071
------------------------------------------------------------------------------------------------------------------
     10,000   Cambria County IDA (PA Electric Company)              6.050           11/01/2025              10,448
------------------------------------------------------------------------------------------------------------------
     95,000   Chester County H&EFA (Devereaux Foundation)           6.000           11/01/2019             101,732
------------------------------------------------------------------------------------------------------------------
     25,000   Chester County H&EFA (Immaculata College)             5.300           10/15/2011              25,023
------------------------------------------------------------------------------------------------------------------
  7,500,000   Chester County H&EFA (Jenners Pond)                   7.625           07/01/2034           8,103,300
------------------------------------------------------------------------------------------------------------------
  2,000,000   Chester County IDA (Collegium Charter School)         5.500           04/15/2031           2,116,720
------------------------------------------------------------------------------------------------------------------
  3,730,000   Columbia County Hospital Authority
              (Bloomsburg Hospital Obligated Group)                 5.800           06/01/2019           3,425,968
------------------------------------------------------------------------------------------------------------------
    750,000   Crawford County Hospital Authority
              (Wesbury United Methodist Community)                  6.125           08/15/2019             777,833
------------------------------------------------------------------------------------------------------------------
    145,000   Cumberland County Municipal Authority
              (Presbyterian Homes)                                  6.000           12/01/2017             148,483
------------------------------------------------------------------------------------------------------------------
    280,000   Cumberland County Municipal Authority
              (Presbyterian Homes)                                  6.000           12/01/2026             287,174
------------------------------------------------------------------------------------------------------------------
    135,000   Cumberland County Municipal Authority
              (Presbyterian Homes)                                  6.000           12/01/2026             137,777
------------------------------------------------------------------------------------------------------------------
  6,000,000   Cumberland County Municipal Authority
              (Wesley Affiliated Services)                          7.250           01/01/2035           6,292,620

                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON            MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
 $   85,000   Dauphin County IDA
              (Jersey Central Power & Light Company)                7.125%          01/01/2009        $     85,183
------------------------------------------------------------------------------------------------------------------
     10,000   Delaware County Authority
              (Crozer-Chester Medical Center)                       5.300           12/15/2020              10,117
------------------------------------------------------------------------------------------------------------------
     80,000   Delaware County Authority
              (MHSSPA/MAS/MHH/MHP/MCMCSPA
              Obligated Group)                                      5.375           11/15/2023              85,317
------------------------------------------------------------------------------------------------------------------
  2,500,000   Delaware County Authority (Neumann College)           6.000           10/01/2031           2,601,975
------------------------------------------------------------------------------------------------------------------
     20,000   Delaware County Authority (Riddle Village)            7.000           06/01/2021              20,194
------------------------------------------------------------------------------------------------------------------
    750,000   Delaware County Authority (White Horse Village)       7.625           07/01/2030             793,605
------------------------------------------------------------------------------------------------------------------
     10,000   Delaware County IDA (American Ref-Fuel Company)       6.100           07/01/2013              10,765
------------------------------------------------------------------------------------------------------------------
     20,000   Delaware County IDA (American Ref-Fuel Company)       6.200           07/01/2019              21,281
------------------------------------------------------------------------------------------------------------------
  2,000,000   Delaware River Port Authority PA/NJ                   5.400           01/01/2016           2,092,780
------------------------------------------------------------------------------------------------------------------
  6,000,000   Delaware River Port Authority PA/NJ 4                 5.500           01/01/2026           6,288,000
------------------------------------------------------------------------------------------------------------------
    100,000   Erie County Hospital Authority
              (St. Mary's Home of Erie)                             6.000           08/15/2029             109,891
------------------------------------------------------------------------------------------------------------------
     15,000   Erie HEBA (Gannon University)                         8.375           06/01/2008              15,590
------------------------------------------------------------------------------------------------------------------
      5,000   Exeter Township Sewer Authority                       6.500           04/01/2008               5,027
------------------------------------------------------------------------------------------------------------------
     85,000   Falls Township Hospital Authority
              (Delaware Valley Medical Center)                      7.000           08/01/2022              88,349
------------------------------------------------------------------------------------------------------------------
     55,000   Ferndale Area School District GO                      6.750           07/15/2009              55,180
------------------------------------------------------------------------------------------------------------------
  1,000,000   Horsham Industrial & Commercial Devel. Authority
              (GF/Pennsylvania Property)                            8.375           09/01/2024             956,670
------------------------------------------------------------------------------------------------------------------
    250,000   Jeannette Health Services Authority
              (Jeannette District Memorial Hospital)                6.000           11/01/2018             242,093
------------------------------------------------------------------------------------------------------------------
     15,000   Lancaster County IDA (Garden Spot Village)            7.600           05/01/2022              15,884
------------------------------------------------------------------------------------------------------------------
  1,650,000   Lancaster County IDA (Garden Spot Village)            7.625           05/01/2031           1,739,166
------------------------------------------------------------------------------------------------------------------
    105,000   Lawrence County IDA (Shenango Presbyterian Center)    7.000           11/15/2016             105,400
------------------------------------------------------------------------------------------------------------------
  5,085,000   Lawrence County IDA (Shenango Presbyterian Center)    7.500           11/15/2031           5,134,223
------------------------------------------------------------------------------------------------------------------
    450,000   Lebanon County Health Facilities Authority
              (Pleasant View Retirement Community)                  6.625           12/15/2029             452,250
------------------------------------------------------------------------------------------------------------------
  1,000,000   Lehigh County GPA (Bible Fellowship Church Home)      6.000           12/15/2023             962,800
------------------------------------------------------------------------------------------------------------------
  1,010,000   Lehigh County GPA (Bible Fellowship Church Home)      7.625           11/01/2021           1,096,385
------------------------------------------------------------------------------------------------------------------
    750,000   Lehigh County GPA (Bible Fellowship Church Home)      7.750           11/01/2033             812,768
------------------------------------------------------------------------------------------------------------------
    135,000   Lehigh County GPA (Cedar Crest College)               6.600           04/01/2010             137,669
------------------------------------------------------------------------------------------------------------------
    100,000   Lehigh County GPA (Cedar Crest College)               6.650           04/01/2017             104,947
------------------------------------------------------------------------------------------------------------------
     60,000   Lehigh County GPA (Cedar Crest College)               6.700           04/01/2026              62,774
------------------------------------------------------------------------------------------------------------------
  1,485,000   Lehigh County GPA (Kidspeace Obligated Group)         5.800           11/01/2012           1,400,934
------------------------------------------------------------------------------------------------------------------
  8,155,000   Lehigh County GPA (Kidspeace Obligated Group)         6.000           11/01/2018           7,427,900
------------------------------------------------------------------------------------------------------------------
  1,100,000   Lehigh County GPA (Kidspeace Obligated Group)         6.000           11/01/2023             968,264
------------------------------------------------------------------------------------------------------------------
     20,000   Lehigh County GPA (Kidspeace Obligated Group)         6.000           11/01/2023              20,644
------------------------------------------------------------------------------------------------------------------
    150,000   Lehigh County GPA (Lehigh Valley Health Network)      5.625           07/01/2025             154,659

                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON            MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
 $   20,000   Lehigh County GPA (Lehigh Valley Health Network)      6.000%          07/01/2025        $     20,449
------------------------------------------------------------------------------------------------------------------
    200,000   Lehigh County IDA (Lifepath)                          5.850           06/01/2008             198,084
------------------------------------------------------------------------------------------------------------------
  1,500,000   Lehigh County IDA (PA Power & Light Company)          5.500           02/15/2027           1,517,985
------------------------------------------------------------------------------------------------------------------
    355,000   Lehigh County IDA (PA Power & Light Company)          6.150           08/01/2029             368,501
------------------------------------------------------------------------------------------------------------------
    655,000   Lehigh County IDA (PA Power & Light Company)          6.400           09/01/2029             683,735
------------------------------------------------------------------------------------------------------------------
     15,000   Lehigh Northampton Airport Authority
              (Allentown-Bethlehem International Airport)           5.500           01/01/2023              15,179
------------------------------------------------------------------------------------------------------------------
    145,000   Lehigh Northampton Airport Authority
              (Allentown-Bethlehem International Airport)           5.600           01/01/2023             146,704
------------------------------------------------------------------------------------------------------------------
     10,000   Lycoming County Authority (Muncy Valley Hospital)     5.500           11/15/2022              10,408
------------------------------------------------------------------------------------------------------------------
     55,000   McKean County Hospital Authority (Bradford Hospital)  6.100           10/01/2020              56,157
------------------------------------------------------------------------------------------------------------------
    700,000   Montgomery County HEHA
              (Philadelphia Geriatric Center)                       7.375           12/01/2030             741,559
------------------------------------------------------------------------------------------------------------------
     20,000   Montgomery County HEHA (Waverly Heights)              6.000           01/01/2008              20,023
------------------------------------------------------------------------------------------------------------------
  1,345,000   Montgomery County IDA (ACTS/BPE Obligated Group)      5.875           11/15/2022           1,402,243
------------------------------------------------------------------------------------------------------------------
  1,750,000   Montgomery County IDA (Meadowood Corp.)               6.250           12/01/2017           1,676,483
------------------------------------------------------------------------------------------------------------------
     20,000   Montgomery County IDA (Meadowood Corp.)               7.400           12/01/2020              20,374
------------------------------------------------------------------------------------------------------------------
  2,500,000   Montgomery County IDA (Whitemarsh Continued Care) 4   6.250           02/01/2035           2,532,800
------------------------------------------------------------------------------------------------------------------
  3,840,000   Montgomery County IDA (Wordsworth Academy)            8.000           09/01/2024           3,848,026
------------------------------------------------------------------------------------------------------------------
  2,860,000   New Morgan IDA (Browning-Ferris Industries)           6.500           04/01/2019           2,812,982
------------------------------------------------------------------------------------------------------------------
    810,000   North Penn HHEA (Maple Village)                       7.800           10/01/2024             814,601
------------------------------------------------------------------------------------------------------------------
  1,205,000   North Penn HHEA (Maple Village)                       8.000           10/01/2032           1,211,338
------------------------------------------------------------------------------------------------------------------
     10,000   Northampton County Higher Education Authority
              (Moravian College)                                    6.200           07/01/2019              10,225
------------------------------------------------------------------------------------------------------------------
    190,000   Northampton County IDA
              (Metropolitan Edison Company)                         6.100           07/15/2021             196,810
------------------------------------------------------------------------------------------------------------------
    465,000   Northeastern PA HEA (Wilkes University)               5.625           10/01/2018             475,095
------------------------------------------------------------------------------------------------------------------
    830,000   Northumberland County IDA (Aqua Pennsylvania)         5.050           10/01/2039             854,062
------------------------------------------------------------------------------------------------------------------
  4,000,000   Northumberland County IDA (NHS Youth Services)        7.750           02/15/2029           4,044,200
------------------------------------------------------------------------------------------------------------------
     10,000   PA Convention Center Authority, Series A              6.750           09/01/2019              10,227
------------------------------------------------------------------------------------------------------------------
  1,400,000   PA Convention Center Authority, Series A              6.750           09/01/2019           1,483,720
------------------------------------------------------------------------------------------------------------------
  2,450,000   PA Convention Center Authority, Series A              6.750           09/01/2019           2,584,750
------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (30th St. Garage)                             5.875           06/01/2033           9,601,650
------------------------------------------------------------------------------------------------------------------
  1,505,000   PA EDFA (Amtrak)                                      6.250           11/01/2031           1,580,295
------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                      7.050           12/01/2010           2,046,180
------------------------------------------------------------------------------------------------------------------
  1,500,000   PA EDFA (Colver)                                      7.125           12/01/2015           1,534,710
------------------------------------------------------------------------------------------------------------------
  8,150,000   PA EDFA (Colver)                                      7.150           12/01/2018           8,341,281
------------------------------------------------------------------------------------------------------------------
 14,700,000   PA EDFA (National Gypsum Company)                     6.125           11/02/2027          15,472,338
------------------------------------------------------------------------------------------------------------------
  5,000,000   PA EDFA (National Gypsum Company)                     6.250           11/01/2027           5,303,350
------------------------------------------------------------------------------------------------------------------
  7,000,000   PA EDFA (Northampton Generating)                      6.400           01/01/2009           7,078,890
------------------------------------------------------------------------------------------------------------------
  4,950,000   PA EDFA (Northampton Generating)                      6.500           01/01/2013           5,003,658

                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON            MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
 $4,500,000   PA EDFA (Northampton Generating)                      6.600%          01/01/2019        $  4,591,350
------------------------------------------------------------------------------------------------------------------
  4,310,000   PA EDFA (Northwestern Human Services)                 5.250           06/01/2014           3,959,640
------------------------------------------------------------------------------------------------------------------
  3,000,000   PA EDFA (Northwestern Human Services)                 5.250           06/01/2028           2,483,850
------------------------------------------------------------------------------------------------------------------
  3,000,000   PA EDFA (Reliant Energy)                              6.750           12/01/2036           3,164,910
------------------------------------------------------------------------------------------------------------------
  5,000,000   PA EDFA (Reliant Energy) RITES                       10.727 2         12/01/2036           5,549,750
------------------------------------------------------------------------------------------------------------------
  1,500,000   PA HEFA (CA University of PA Student Association)     6.750           09/01/2020           1,619,055
------------------------------------------------------------------------------------------------------------------
    110,000   PA HEFA (CA University of PA Student Association)     6.750           09/01/2032             115,671
------------------------------------------------------------------------------------------------------------------
     30,000   PA HEFA (CA University of PA Student Association)     6.800           09/01/2025              31,790
------------------------------------------------------------------------------------------------------------------
  1,450,000   PA HEFA (College of Science & Agriculture)            5.350           04/15/2028           1,451,436
------------------------------------------------------------------------------------------------------------------
  1,460,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)  5.650           04/15/2025           1,500,676
------------------------------------------------------------------------------------------------------------------
    815,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)  5.750           04/15/2029             837,184
------------------------------------------------------------------------------------------------------------------
  3,210,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)  5.800           04/15/2030           3,310,088
------------------------------------------------------------------------------------------------------------------
  3,385,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)  5.800           04/15/2033           3,477,681
------------------------------------------------------------------------------------------------------------------
  1,820,000   PA HEFA (Geneva College)                              5.375           04/01/2023           1,843,587
------------------------------------------------------------------------------------------------------------------
    860,000   PA HEFA (Geneva College)                              5.450           04/01/2018             882,050
------------------------------------------------------------------------------------------------------------------
  1,000,000   PA HEFA (Geneva College)                              6.125           04/01/2022           1,064,820
------------------------------------------------------------------------------------------------------------------
  2,200,000   PA HEFA (Philadelphia University)                     5.250           06/01/2032           2,206,930
------------------------------------------------------------------------------------------------------------------
     10,000   PA HEFA (Philadelphia University)                     6.100           06/01/2030              11,169
------------------------------------------------------------------------------------------------------------------
  3,925,000   PA HEFA (St. Francis University)                      6.250           11/01/2018           4,264,552
------------------------------------------------------------------------------------------------------------------
     40,000   PA HEFA (St. Joseph University)                       5.875           07/15/2025              41,388
------------------------------------------------------------------------------------------------------------------
     35,000   PA HEFA (St. Joseph University)                       5.875           07/15/2025              36,215
------------------------------------------------------------------------------------------------------------------
      5,000   PA HEFA (Temple University)                           7.400           10/01/2010               5,019
------------------------------------------------------------------------------------------------------------------
     35,000   PA HEFA (University of PA Health Services)            5.750           01/01/2017              36,328
------------------------------------------------------------------------------------------------------------------
 10,055,000   PA HEFA (University of PA Health Services)            5.750           01/01/2022          10,437,995
------------------------------------------------------------------------------------------------------------------
     10,000   PA HEFA (University of PA Presbyterian Medical Center)5.875           01/01/2015              10,395
------------------------------------------------------------------------------------------------------------------
     25,000   PA HEFA (University of the Arts)                      5.750           03/15/2030              27,389
------------------------------------------------------------------------------------------------------------------
    110,000   PA HFA (Multifamily FHA Mtg.)                         8.200           07/01/2024             112,189
------------------------------------------------------------------------------------------------------------------
  2,500,000   PA HFA (Single Family Mtg.) RITES 1                  13.011 2         10/01/2020           3,021,900
------------------------------------------------------------------------------------------------------------------
  2,500,000   PA HFA (Single Family Mtg.) RITES 1                  13.211 2         10/01/2022           2,943,000
------------------------------------------------------------------------------------------------------------------
  2,000,000   PA HFA (Single Family Mtg.) RITES 1                  13.704 2         04/01/2021           2,351,560
------------------------------------------------------------------------------------------------------------------
  2,850,000   PA HFA (Single Family Mtg.) RITES 1                  14.011 2         10/01/2022           3,444,282
------------------------------------------------------------------------------------------------------------------
    585,000   PA HFA (Single Family Mtg.) RITES 1                  15.494 2         10/01/2018             634,994
------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series 47                5.700           10/01/2016              25,718
------------------------------------------------------------------------------------------------------------------
  1,105,000   PA HFA (Single Family Mtg.), Series 47                5.700           10/01/2026           1,146,570
------------------------------------------------------------------------------------------------------------------
  2,590,000   PA HFA (Single Family Mtg.), Series 59A               5.750           10/01/2023           2,694,532
------------------------------------------------------------------------------------------------------------------
  2,455,000   PA HFA (Single Family Mtg.), Series 59A               5.800           10/01/2029           2,540,606

                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON            MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 Pennsylvania Continued
 $   55,000   PA HFA (Single Family Mtg.), Series 60A               5.850%          10/01/2027        $     56,740
------------------------------------------------------------------------------------------------------------------
     85,000   PA HFA (Single Family Mtg.), Series 61A               5.500           04/01/2029              87,184
------------------------------------------------------------------------------------------------------------------
    195,000   PA HFA (Single Family Mtg.), Series 63A               0.000 5         04/01/2030              49,871
------------------------------------------------------------------------------------------------------------------
     35,000   PA HFA (Single Family Mtg.), Series 66A               5.650           04/01/2029              35,936
------------------------------------------------------------------------------------------------------------------
     40,000   PA HFA (Single Family Mtg.), Series 67A               5.850           10/01/2018              40,854
------------------------------------------------------------------------------------------------------------------
     70,000   PA HFA (Single Family Mtg.), Series 67A               5.900           10/01/2030              72,239
------------------------------------------------------------------------------------------------------------------
  4,740,000   PA HFA (Single Family Mtg.), Series 70A               5.800           04/01/2027           4,951,120
------------------------------------------------------------------------------------------------------------------
     50,000   Patterson Township Municipal Authority                5.250           04/15/2007              50,081
------------------------------------------------------------------------------------------------------------------
  2,000,000   Philadelphia Airport Authority for
              Industrial Devel. RITES 1                            13.969 2         07/01/2022           2,620,440
------------------------------------------------------------------------------------------------------------------
     25,000   Philadelphia Airport System, Series A                 5.750           06/15/2010              25,783
------------------------------------------------------------------------------------------------------------------
    220,000   Philadelphia Airport System, Series A                 6.000           06/15/2015             227,018
------------------------------------------------------------------------------------------------------------------
    840,000   Philadelphia Airport System, Series A                 6.100           06/15/2025             867,208
------------------------------------------------------------------------------------------------------------------
  1,400,000   Philadelphia Authority for Industrial Devel.
              Senior Living (Arbor House)                           6.100           07/01/2033           1,369,424
------------------------------------------------------------------------------------------------------------------
  1,240,000   Philadelphia Authority for Industrial Devel.
              Senior Living (Miriam and Robert M. Rieder House)     6.100           07/01/2033           1,212,918
------------------------------------------------------------------------------------------------------------------
  1,160,000   Philadelphia Authority for Industrial Devel.
              Senior Living (Robert Saligman House)                 6.100           07/01/2033           1,134,666
------------------------------------------------------------------------------------------------------------------
  1,780,000   Philadelphia Gas Works RITES 1                       13.204 2         08/01/2031           2,085,021
------------------------------------------------------------------------------------------------------------------
  2,000,000   Philadelphia Gas Works RITES 1                       13.773 2         08/01/2021           2,801,400
------------------------------------------------------------------------------------------------------------------
  1,210,000   Philadelphia H&HEFA
              (Centralized Comprehensive Human Services)            7.250           01/01/2021           1,266,301
------------------------------------------------------------------------------------------------------------------
     25,000   Philadelphia H&HEFA (Chestnut Hill Hospital)          6.375           11/15/2011              25,015
------------------------------------------------------------------------------------------------------------------
    140,000   Philadelphia H&HEFA (Chestnut Hill Hospital)          6.500           11/15/2022             139,999
------------------------------------------------------------------------------------------------------------------
    100,000   Philadelphia H&HEFA (Children's Hospital)             5.000           02/15/2021             100,117
------------------------------------------------------------------------------------------------------------------
     60,000   Philadelphia H&HEFA (Frankford Hospital)              6.000           06/01/2023              60,683
------------------------------------------------------------------------------------------------------------------
  1,550,000   Philadelphia H&HEFA (Friends Hospital)                6.200           05/01/2011           1,559,254
------------------------------------------------------------------------------------------------------------------
  2,085,000   Philadelphia H&HEFA (Jeanes Health System)            6.600           07/01/2010           2,249,069
------------------------------------------------------------------------------------------------------------------
    635,000   Philadelphia H&HEFA (Jeanes Hospital)                 5.875           07/01/2017             660,698
------------------------------------------------------------------------------------------------------------------
  2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)    6.500           07/01/2027           2,394,042
------------------------------------------------------------------------------------------------------------------
     10,000   Philadelphia H&HEFA (Temple University Hospital)      5.500           11/15/2027              10,725
------------------------------------------------------------------------------------------------------------------
     10,000   Philadelphia H&HEFA (Temple University Hospital)      6.500           11/15/2008              10,794
------------------------------------------------------------------------------------------------------------------
  3,540,000   Philadelphia H&HEFA (Temple University Hospital)      6.625           11/15/2023           3,628,500
------------------------------------------------------------------------------------------------------------------
  3,870,000   Philadelphia IDA (Air Cargo)                          7.500           01/01/2025           4,024,529
------------------------------------------------------------------------------------------------------------------
     75,000   Philadelphia IDA (Baker's Bay Nursing Home Associates)5.750           08/01/2023              75,899
------------------------------------------------------------------------------------------------------------------
    450,000   Philadelphia IDA (Cathedral Village)                  6.750           04/01/2023             459,630
------------------------------------------------------------------------------------------------------------------
  1,000,000   Philadelphia IDA (Cathedral Village)                  6.875           04/01/2034           1,021,870
------------------------------------------------------------------------------------------------------------------
  3,150,000   Philadelphia IDA (First Mtg.-CPAP)                    6.125           04/01/2019           2,504,250
------------------------------------------------------------------------------------------------------------------
  1,000,000   Philadelphia IDA
              (International Educational & Community Project)       5.875           06/01/2022           1,085,050

                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON            MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
 $   25,000   Philadelphia IDA (The Franklin Institute)             5.200%          06/15/2018        $     25,377
------------------------------------------------------------------------------------------------------------------
  3,425,000   Philadelphia IDA RITES 1                             13.215 2         10/01/2026           4,420,442
------------------------------------------------------------------------------------------------------------------
     15,000   Philadelphia Redevel. Authority
              (FHA Title I Insured Loan)                            6.100           06/01/2017              15,024
------------------------------------------------------------------------------------------------------------------
    195,000   Philadelphia Redevel. Authority (Multifamily Hsg.)    5.450           02/01/2023             201,384
------------------------------------------------------------------------------------------------------------------
  2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments) 6.000           10/01/2023           2,532,915
------------------------------------------------------------------------------------------------------------------
  4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments) 6.250           10/01/2032           4,012,465
------------------------------------------------------------------------------------------------------------------
  2,000,000   Philadelphia School District GO RITES 1              15.218 2         08/01/2022           2,931,240
------------------------------------------------------------------------------------------------------------------
     15,000   Pittsburgh URA (Home Improvement Loans), Series A     5.650           08/01/2015              15,122
------------------------------------------------------------------------------------------------------------------
     20,000   Pittsburgh URA (Oliver Garage)                        5.450           06/01/2028              21,431
------------------------------------------------------------------------------------------------------------------
     40,000   Pittsburgh URA Mtg., Series A                         5.650           10/01/2024              40,310
------------------------------------------------------------------------------------------------------------------
     30,000   Pittsburgh URA Mtg., Series A                         5.650           10/01/2024              31,041
------------------------------------------------------------------------------------------------------------------
     80,000   Pittsburgh URA Mtg., Series A                         6.050           10/01/2026              82,590
------------------------------------------------------------------------------------------------------------------
     40,000   Pittsburgh URA Mtg., Series A                         7.250           02/01/2024              40,048
------------------------------------------------------------------------------------------------------------------
     10,000   Pittsburgh URA Mtg., Series C                         5.700           04/01/2030              10,267
------------------------------------------------------------------------------------------------------------------
    495,000   Pittsburgh URA Mtg., Series C                         5.950           10/01/2029             514,508
------------------------------------------------------------------------------------------------------------------
     25,000   Pittsburgh URA Mtg., Series C                         7.125           08/01/2013              25,031
------------------------------------------------------------------------------------------------------------------
  1,000,000   Pottsville Hospital Authority
              (Pottsville Hospital & Warne Clinic)                  5.500           07/01/2018             977,700
------------------------------------------------------------------------------------------------------------------
  4,155,000   Pottsville Hospital Authority
              (Pottsville Hospital & Warne Clinic)                  5.625           07/01/2024           3,976,543
------------------------------------------------------------------------------------------------------------------
  2,000,000   Sayre Health Care Facilities
              (Guthrie Healthcare System)                           7.125           12/01/2031           2,376,740
------------------------------------------------------------------------------------------------------------------
     10,000   Scranton Parking Authority                            7.000           09/15/2009              10,192
------------------------------------------------------------------------------------------------------------------
  3,250,000   St. Mary Hospital Authority (Catholic Health East)    5.375           11/15/2034           3,406,260
------------------------------------------------------------------------------------------------------------------
     95,000   St. Mary Hospital Authority
              (Catholic Health Initiatives)                         5.000           12/01/2028             102,701
------------------------------------------------------------------------------------------------------------------
     50,000   St. Mary Hospital Authority (Franciscan Health)       7.000           06/15/2015              51,590
------------------------------------------------------------------------------------------------------------------
  1,000,000   Susquehanna Area Regional Airport Authority
              (Aero Harrisburg)                                     5.500           01/01/2024             911,620
------------------------------------------------------------------------------------------------------------------
    160,000   Warren County Hospital Authority
              (Warren General Hospital)                             6.900           04/01/2011             164,080
------------------------------------------------------------------------------------------------------------------
  2,200,000   Warren County Hospital Authority
              (Warren General Hospital)                             7.000           04/01/2019           2,256,100
------------------------------------------------------------------------------------------------------------------
  3,700,000   Washington County Authority
              (Capital Projects & Equipment Program)                6.150           12/01/2029           3,940,389
------------------------------------------------------------------------------------------------------------------
    750,000   Washington Township Municipal Authority               5.875           12/15/2023             770,865
------------------------------------------------------------------------------------------------------------------
  2,500,000   Washington Township Municipal Authority               6.000           12/15/2033           2,563,050
------------------------------------------------------------------------------------------------------------------
  1,000,000   West Cornwall Township Municipal Authority
              (Elizabethtown College)                               6.000           12/15/2022           1,063,160
------------------------------------------------------------------------------------------------------------------
    300,000   West Shore Area Hospital Authority
              (Holy Spirit Hospital)                                6.250           01/01/2032             322,683
------------------------------------------------------------------------------------------------------------------
    500,000   Westmoreland County IDA
              (Redstone Health Care Facilities)                     8.000           11/15/2023             539,585

                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                 VALUE
   AMOUNT                                                          COUPON         MATURITY              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA Continued
 $    5,000   Westmoreland County IDA
              (Redstone Health Care Facilities)                     8.125%       11/15/2030           $      5,401
------------------------------------------------------------------------------------------------------------------
    220,000   Westmoreland County IDA (Westmoreland Hospital)       6.000        07/01/2022                222,770
------------------------------------------------------------------------------------------------------------------
     25,000   York County HA (York Hospital)                        5.500        07/01/2008                 25,308
------------------------------------------------------------------------------------------------------------------
     10,000   York County IDA (PSEG Power)                          5.500        09/01/2020                 10,512
------------------------------------------------------------------------------------------------------------------
     30,000   York Hsg. Corp. Mtg., Series A                        6.875        11/01/2009                 30,042
                                                                                                      ------------
                                                                                                       386,043,133

------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--31.6%
  1,000,000   Guam EDA (TASC)                                       5.400        05/15/2031                959,940
------------------------------------------------------------------------------------------------------------------
  3,215,000   Guam EDA (TASC)                                       5.500        05/15/2041              2,993,744
------------------------------------------------------------------------------------------------------------------
    710,000   Guam Power Authority, Series A                        5.250        10/01/2023                721,488
------------------------------------------------------------------------------------------------------------------
     60,000   Northern Mariana Islands, Series A                    6.000        06/01/2014                 64,921
------------------------------------------------------------------------------------------------------------------
  1,435,000   Northern Mariana Islands, Series A                    6.600        03/15/2028              1,586,866
------------------------------------------------------------------------------------------------------------------
  8,100,000   Northern Mariana Islands, Series A                    6.750        10/01/2033              8,395,974
------------------------------------------------------------------------------------------------------------------
 40,900,000   Puerto Rico Children's Trust Fund (TASC)              5.375        05/15/2033             39,966,253
------------------------------------------------------------------------------------------------------------------
 61,985,000   Puerto Rico Children's Trust Fund (TASC)              5.500        05/15/2039             58,652,686
------------------------------------------------------------------------------------------------------------------
 32,515,000   Puerto Rico Children's Trust Fund (TASC)              5.625        05/15/2043             31,088,567
------------------------------------------------------------------------------------------------------------------
      5,000   Puerto Rico Infrastructure                            7.500        07/01/2009                  5,131
------------------------------------------------------------------------------------------------------------------
    500,000   Puerto Rico ITEMECF (Ana G. Mendez University)        5.375        02/01/2029                516,885
------------------------------------------------------------------------------------------------------------------
 10,980,000   Puerto Rico Port Authority (American Airlines),
              Series A                                              6.250        06/01/2026              7,764,178
------------------------------------------------------------------------------------------------------------------
    115,000   Puerto Rico Port Authority, Series D                  7.000        07/01/2014                117,070
------------------------------------------------------------------------------------------------------------------
  6,645,000   V.I.  Government Refinery Facilities (Hovensa Coker)  6.500        07/01/2021              7,301,127
------------------------------------------------------------------------------------------------------------------
  4,000,000   V.I.  Public Finance Authority (Hovensa Coker)        6.500        07/01/2021              4,392,480
------------------------------------------------------------------------------------------------------------------
  5,000,000   V.I.  Public Finance Authority (Hovensa Refinery)     6.125        07/01/2022              5,389,250
------------------------------------------------------------------------------------------------------------------
  3,250,000   V.I.  Public Finance Authority ROLs 1                13.855 2      10/01/2024              4,121,845
------------------------------------------------------------------------------------------------------------------
     45,000   V.I.  Tobacco Settlement Financing Corp. (TASC)       5.000        05/15/2021                 42,388
------------------------------------------------------------------------------------------------------------------
  2,025,000   V.I.  Tobacco Settlement Financing Corp. (TASC)       5.000        05/15/2031              1,811,391
                                                                                                      ------------
                                                                                                       175,892,184

------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $526,315,694)--101.1%                                               561,935,317
------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(1.1)                                                           (6,022,833)
                                                                                                      ------------
 NET ASSETS--100.0%                                                                                   $555,912,484
                                                                                                      ============

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Illiquid security. The aggregate value of illiquid securities as of January
31, 2005 was $37,703,139, which represents 6.78% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
3. Issue is in default. See Note 1 of Notes to Financial Statements.
4. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See Note 1 of Notes to Financial Statements.

                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

5. Zero coupon bond reflects effective yield on the date of purchase.
6. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
ACTS      Adult Communities Total Services
BPE       Brittany Pointe Estates
CPAP      Crime Prevention Association of Philadelphia
EDA       Economic Development Authority
EDFA      Economic Development Finance Authority
FHA       Federal Housing Agency
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HA        Hospital Authority
HDA       Hospital Development Authority
HEA       Hospital and Education Authority
HEBA      Higher Education Building Authority
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority
HFA       Housing Finance Agency/Authority
HHEA      Health, Hospital and Education Authority
IDA       Industrial Development Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS       Mercy Adult Services
MCMCSPA   Mercy Catholic Medical Center of Southern Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern PA
PSEG      Public Service Enterprise Group
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
URA       Urban Redevelopment Authority
V.I.      United States Virgin Islands

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  January 31, 2005
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                          VALUE        PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                        $135,514,969             24.1%
 Hospital/Health Care                         61,392,733             10.9
 Adult Living Facilities                      46,861,356              8.3
 Higher Education                             42,602,614              7.6
 Not-for-Profit Organization                  34,553,945              6.2
 Electric Utilities                           32,178,132              5.7
 Resource Recovery                            31,441,097              5.6
 Single Family Housing                        24,849,669              4.4
 Pollution Control                            23,786,116              4.2
 Manufacturing, Durable Goods                 23,612,425              4.2
 Marine/Aviation Facilities                   18,944,234              3.4
 General Obligation                           15,427,766              2.7
 Multifamily Housing                          12,071,682              2.1
 Parking Fee Revenue                           9,633,273              1.7
 Special Tax                                   8,591,520              1.5
 Sales Tax Revenue                             8,205,673              1.5
 Airlines                                      7,852,928              1.4
 Gas Utilities                                 4,886,421              0.9
 Municipal Leases                              4,420,442              0.8
 Sewer Utilities                               3,404,368              0.6
 Water Utilities                               3,372,862              0.6
 Education                                     3,201,770              0.6
 Special Assessment                            3,147,650              0.6
 Highways/Railways                             1,580,295              0.3
 Paper, Containers & Packaging                   332,236              0.1
 Hotels, Restaurants & Leisure                    69,141              0.0
                                            ------------------------------
 Total                                      $561,935,317            100.0%
                                            ==============================

                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
SUMMARY OF RATINGS  January 31, 2005
--------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                         PERCENT
--------------------------------------------------------------------------
AAA                                                                 8.0%
AA                                                                  6.2
A                                                                   6.0
BBB                                                                57.4
BB                                                                  4.5
B                                                                   5.3
CCC                                                                 1.4
Not Rated                                                          11.2
                                                                --------
Total                                                             100.0%
                                                                ========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 January 31, 2005
------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------
 Investments, at value (cost $526,315,694)--see accompanying
 statement of investments                                        $561,935,317
------------------------------------------------------------------------------
 Cash                                                               2,217,541
------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                           8,622,422
 Shares of beneficial interest sold                                 3,473,071
 Investments sold                                                      98,054
 Other                                                                 14,514
                                                                 -------------
 Total assets                                                     576,360,919

------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------

 Payables and other liabilities:
 Payable to conduit lender (See Note 6)                            11,800,000
 Investments purchased (including $4,594,951
 purchased on a when-issued basis or forward commitment)            7,060,769
 Shares of beneficial interest redeemed                               863,237
 Dividends                                                            517,087
 Distribution and service plan fees                                    67,433
 Trustees' compensation                                                42,353
 Shareholder communications                                            38,801
 Transfer and shareholder servicing agent fees                         21,587
 Interest expense                                                       7,307
 Other                                                                 29,861
                                                                 -------------
 Total liabilities                                                 20,448,435

------------------------------------------------------------------------------
 NET ASSETS                                                      $555,912,484
                                                                 =============

------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------
 Paid-in capital                                                 $523,446,893
------------------------------------------------------------------------------
 Accumulated net investment income                                    569,192
------------------------------------------------------------------------------
 Accumulated net realized loss on investments                      (3,723,224)
------------------------------------------------------------------------------
 Net unrealized appreciation on investments                        35,619,623
                                                                 -------------
 NET ASSETS                                                      $555,912,484
                                                                 =============

                  25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $287,933,350 and 23,129,883 shares of beneficial interest
 outstanding)                                                             $12.45
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                              $13.07
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $174,717,310 and 14,039,500 shares
 of beneficial interest outstanding)                                      $12.44
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $93,261,824 and 7,500,687 shares
 of beneficial interest outstanding)                                      $12.43

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2005
------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------
 Interest                                                  $ 16,465,574

------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------
 Management fees                                              1,390,378
------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                        181,905
 Class B                                                        747,033
 Class C                                                        376,040
------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                         59,045
 Class B                                                         47,914
 Class C                                                         25,915
------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                         11,114
 Class B                                                          7,195
 Class C                                                          3,922
------------------------------------------------------------------------
 Interest expense                                               118,716
------------------------------------------------------------------------
 Custodian fees and expenses                                     12,710
------------------------------------------------------------------------
 Trustees' compensation                                           9,094
------------------------------------------------------------------------
 Other                                                           31,816
                                                           -------------
 Total expenses                                               3,022,797
 Less reduction to custodian expenses                              (756)
                                                           -------------
 Net expenses                                                 3,022,041

------------------------------------------------------------------------
 NET INVESTMENT INCOME                                       13,443,533

------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------
 Net realized loss on investments                              (871,605)
------------------------------------------------------------------------
 Net change in unrealized appreciation on investments        29,613,294

------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $42,185,222
                                                           =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS                YEAR
                                                               ENDED               ENDED
                                                    JANUARY 31, 2005            JULY 31,
                                                         (UNAUDITED)                2004
-----------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------------
 Net investment income                                $   13,443,533      $   24,870,361
-----------------------------------------------------------------------------------------
 Net realized loss                                          (871,605)           (530,650)
-----------------------------------------------------------------------------------------
 Net change in unrealized  appreciation (depreciation)    29,613,294           7,584,109
                                                      -----------------------------------
 Net increase in net assets resulting from operations     42,185,222          31,923,820

-----------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (7,416,588)        (12,179,580)
 Class B                                                  (4,155,175)         (7,846,660)
 Class C                                                  (2,088,082)         (3,754,519)

-----------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                  44,009,222          41,101,968
 Class B                                                   8,035,574           7,719,115
 Class C                                                  12,064,652           5,391,284

-----------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------
 Total increase                                           92,634,825          62,355,428
-----------------------------------------------------------------------------------------
 Beginning of period                                     463,277,659         400,922,231
                                                        ---------------------------------
 End of period (including accumulated net
 investment income of $569,192 and
 $785,504, respectively)                                $555,912,484        $463,277,659
                                                        =================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                    YEAR
                                            ENDED                                                                   ENDED
                                 JANUARY 31, 2005                                                                JULY 31,
CLASS A                                (UNAUDITED)          2004           2003          2002           2001         2000
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $11.76         $11.48         $11.57        $11.46         $ 11.28      $12.08
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment
  operations:
 Net investment income                        .36 1          .73            .75           .70            .67          .67
 Net realized and unrealized gain (loss)      .68            .25           (.11)          .11            .21         (.81)
                                          ---------------------------------------------------------------------------------
 Total from investment operations            1.04            .98            .64           .81            .88         (.14)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
  to shareholders:
 Dividends from net investment income        (.35)          (.70)          (.73)         (.70)          (.70)        (.66)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $12.45         $11.76         $11.48        $11.57         $11.46       $11.28
                                          =================================================================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2          8.95%          8.53%          5.36%         7.36%          8.10%       (1.00)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                          $287,933       $229,450       $184,638       $144,592      $100,222      $64,336
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $256,262       $211,061       $172,228       $120,251      $ 77,048      $67,252
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                       5.66%          6.01%          6.11%         6.03%          5.84%        5.93%
 Total expenses                              0.81%          0.86%          0.86%         0.85%          0.94%        1.10%
 Expenses after payments and waivers
 and reduction to custodian expenses          N/A 4          N/A 4,5        N/A 4        0.82% 6        0.87% 6      0.93% 6
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        8%            37%            33%           39%            58%         98%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                       SIX MONTHS                                                                     YEAR
                                            ENDED                                                                    ENDED
                                 JANUARY 31, 2005                                                                 JULY 31,
CLASS B                                (UNAUDITED)          2004           2003           2002            2001        2000
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $11.76         $11.48         $11.57         $11.46          $11.27      $12.07
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .32 1          .63            .65            .62             .59         .58
 Net realized and unrealized gain (loss)      .66            .25           (.11)           .11             .22        (.81)
                                          ---------------------------------------------------------------------------------
 Total from investment operations             .98            .88            .54            .73             .81        (.23)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.30)          (.60)          (.63)          (.62)           (.62)       (.57)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $12.44         $11.76         $11.48         $11.57          $11.46      $11.27
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2          8.45%          7.71%          4.56%          6.55%           7.40%      (1.75)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                          $174,717       $157,338       $146,369       $101,126         $52,926     $21,696
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)       $165,186       $156,689       $127,280       $ 75,772         $32,037     $21,368
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                       4.91%          5.26%          5.34%          5.26%           5.03%       5.16%
 Total expenses                              1.58%          1.62%          1.63%          1.61%           1.68%       1.96%
 Expenses after payments and waivers and
 reduction to custodian expenses              N/A 4          N/A 4,5        N/A 4         1.58% 6         1.62% 6     1.68% 6
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        8%            37%            33%            39%             58%         98%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                    YEAR
                                            ENDED                                                                   ENDED
                                 JANUARY 31, 2005                                                                JULY 31,
CLASS C                                (UNAUDITED)          2004           2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period      $11.75         $11.47         $11.56        $ 11.45         $11.27      $12.07
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .31 1          .63            .65            .61            .57         .57
 Net realized and unrealized gain (loss)      .67            .25           (.11)           .12            .23        (.80)
                                          ---------------------------------------------------------------------------------
 Total from investment operations             .98            .88            .54            .73            .80        (.23)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.30)          (.60)          (.63)          (.62)          (.62)       (.57)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period            $12.43         $11.75         $11.47         $11.56         $11.45      $11.27
                                          =================================================================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2          8.45%          7.71%          4.57%          6.55%          7.30%      (1.75)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                           $93,262        $76,489        $69,916        $47,163        $19,494      $6,607
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $83,194        $74,956        $60,202        $33,327        $10,913      $5,542
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                       4.89%          5.25%          5.34%          5.26%          5.01%       5.16%
 Total expenses                              1.58%          1.63%          1.63%          1.61%          1.68%       1.95%
 Expenses after payments and waivers and
 reduction to custodian expenses              N/A 4          N/A 4,5        N/A 4         1.58% 6        1.62% 6     1.68% 6
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                        8%            37%            33%            39%            58%         98%

1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $4,594,951 of securities on a when-issued basis or forward commitment.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $43,252,889 as of January 31, 2005. Including the effect of leverage, inverse floaters represent 17.31% of the Fund's total assets as of January 31, 2005.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2005, securities with an aggregate market value of $88,750, representing 0.02% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of

                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,433,109 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did utilize $759,465 of capital loss carryforward to offset realized capital gains.

 As of July 31, 2004, the Fund had available for federal income tax purposes post-October losses of $1,290,115 and unused capital loss carryforwards as follows:

                     EXPIRING
                     ----------------------
                     2009        $  195,858
                     2010         1,365,646
                                 ----------
                     Total       $1,561,504
                                 ==========
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2005, the Fund's projected benefit obligations were increased by $2,996 and payments of $2,851 were made to retired trustees, resulting in an accumulated liability of $32,208 as of January 31, 2005.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and

                  34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
 will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2005         YEAR ENDED JULY 31, 2004
                                    SHARES             AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------
 CLASS A
 Sold                            4,480,265       $ 54,412,122      6,348,845       $ 75,835,815
 Dividends and/or
 distributions reinvested          320,698          3,903,099        552,950          6,600,738
 Redeemed                       (1,177,408)       (14,305,999)    (3,477,589)       (41,334,585)
                                ----------------------------------------------------------------
 Net increase                    3,623,555       $ 44,009,222      3,424,206       $ 41,101,968
                                ================================================================

                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED JANUARY 31, 2005         YEAR ENDED JULY 31, 2004
                                    SHARES             AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------
 CLASS B
 Sold                            1,045,846       $ 12,695,321      2,430,805       $ 29,026,035
 Dividends and/or
 distributions reinvested          159,608          1,940,416        315,813          3,768,477
 Redeemed                         (545,565)        (6,600,163)    (2,119,775)       (25,075,397)
                                ----------------------------------------------------------------
 Net increase                      659,889       $  8,035,574        626,843       $  7,719,115
                                ================================================================

------------------------------------------------------------------------------------------------
 CLASS C

 Sold                            1,281,200       $ 15,571,779      2,039,798       $ 24,542,492
 Dividends and/or
 distributions reinvested          103,718          1,260,323        199,041          2,373,352
 Redeemed                         (394,206)        (4,767,450)    (1,825,116)       (21,524,560)
                                ----------------------------------------------------------------
 Net increase                      990,712       $ 12,064,652        413,723       $  5,391,284
                                ================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $73,939,707 and $34,856,983, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $132,312 to OFS for services to the Fund.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor

                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
 incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $4,866,713 and $1,081,539, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B        CLASS C
                          CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 January 31, 2005        $200,660          $3,562        $122,988         $5,913

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 6. BORROWINGS
 The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.
    For the six month period ended January 31, 2005, the average daily loan balance was $8,766,304 at an average daily interest rate of 2.606%. The Fund had borrowings outstanding of $11,800,000 at January 31, 2005 at an interest rate of 2.4038%. The Fund had gross borrowings and gross loan repayments of $81,200,000 and $84,000,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $21,500,000. The Fund paid $3,194 in fees and $92,336 in interest during the six months ended January 31, 2005.

--------------------------------------------------------------------------------
 7. LITIGATION
 A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales

                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

    The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

  (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

  (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Pennsylvania Municipal Fund

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005